BLACKROCK BALANCED CAPITAL FUND, INC.
(the “Fund”)

     SUPPLEMENT DATED DECEMBER 12, 2008
TO THE STATEMENT OF ADDITIONAL INFORMATION

Effective December 15, 2008, the Fund’s Statement of Additional Information is amended as set forth below.

All references to Kurt Schansinger as a portfolio manager of the Fund are deleted.

The section entitled “Management and Advisory Arrangements — Information Regarding the Portfolio Managers” beginning on p. I-12 is revised as set forth below.

The first paragraph is deleted in its entirety and replaced with the following:

Robert C. Doll, Jr. and Daniel Hanson are jointly and primarily responsible for the day-to-day management of the equity portion of the Fund’s portfolio. Mr. Doll is the Fund’s senior portfolio manager and Mr. Hanson is the Fund’s associate portfolio manager. Philip J. Green is responsible for the asset allocation of the equity and fixed income portions of the Fund’s portfolio. The Master Portfolio is managed by a team of investment professionals comprised of Scott Amero, Matthew Marra and Andrew Phillips.

The subsection entitled “Other Funds and Accounts Managed” on p. I-13 is revised to add the following information as of November 30, 2008:

	Number of Other Accounts Managed			Number of Accounts and Assets for Which
	and Assets by Account Type			Advisory Fee is Performance-Based

		Other			Other
Name of	Registered	Pooled		Registered	Pooled
Portfolio	Investment	Investment	Other	Investment	Investment	Other
Manager	Companies	Vehicles	accounts	Companies	Vehicles	accounts

	27	14	30	0	2	8
Robert C. Doll	$12.6 Billion	$2.8 Billion	$1.86 Billion	$0	$148 Million	$1.17 Million

	27	14	30	0	2	8
Daniel Hanson	$12.6 Billion	$2.8 Billion	$1.86 Billion	$0	$148 Million	$1.17 Million

	17	5	3	0	0	3
Philip J. Green	$1.19 Billion	$529 Million	$469 Million	$0	$0	$469 Million

The subsection entitled “Portfolio Manager Compensation” beginning on p. I-14 is revised to add the following information:

Benchmarks Applicable
Portfolio Manager	to Each Manager
Robert C. Doll	Lipper Multi-Cap Core Funds classification for the Fund’s equity portion
Daniel Hanson	Lipper Multi-Cap Core Funds classification for the Fund’s equity portion
Philip J. Green	Lipper Mixed-Asset Target Allocation Growth Funds classification

Dollar Range
of Equity
Securities of
Portfolio Manager	Fund Owned

Robert C. Doll	None
Daniel Hanson	None
Philip J. Green	None